Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Wall Street EWM Funds Trust
Entity Central Index Key	0001517695
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Evercore Equity Fund
Shareholder Report [Line Items]
Fund Name	Evercore Equity Fund
Class Name	Evercore Equity Fund
Trading Symbol	EWMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Evercore Equity Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.evercoreequityfund.com. You can also request this information by contacting us at 1-800-443-4693.
Additional Information Phone Number	1-800-443-4693
Additional Information Website	http://www.evercoreequityfund.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Evercore Equity Fund	$46	0.91%
[1]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Updated Performance Information Location [Text Block]	Visit http://www.evercoreequityfund.com for more recent performance information.
Net Assets	$ 481,462,565
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 1,734,907
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$481,462,565
Number of Holdings	34
Net Advisory Fee	$1,734,907
Portfolio Turnover	10%

Holdings [Text Block]

Top Sectors	(%)
Information Technology	26.2%
Financials	24.3%
Consumer Discretionary	16.0%
Industrials	9.5%
Energy	5.9%
Health Care	5.9%
Communication Services	5.4%
Real Estate	4.8%
Cash & Other	2.0%

Top 10 Issuers	(%)
NVIDIA Corp.	7.8%
Microsoft Corp.	6.1%
Alphabet, Inc.	5.4%
Apple, Inc.	4.4%
Amazon.com, Inc.	4.4%
Mastercard, Inc.	4.1%
Morgan Stanley	4.0%
JPMorgan Chase & Co.	3.9%
Williams Companies, Inc.	3.6%
AutoZone, Inc.	3.1%

Updated Prospectus Web Address	http://www.evercoreequityfund.com.

[1]
*	Annualized